Related Parties - Summary of Expenses for Compensation of Its Key Executives (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary of related parties [line items]
Compensation expense of key executives	R$ 54,180	R$ 41,094	R$ 50,307
Short-term compensation [member]
Summary of related parties [line items]
Compensation expense of key executives	41,659	36,504	45,477
Stock compensation [member]
Summary of related parties [line items]
Compensation expense of key executives	9,881	1,407	1,399
Post employment benefits [member]
Summary of related parties [line items]
Compensation expense of key executives	2,640	2,278	1,096
Long-term compensation [member]
Summary of related parties [line items]
Compensation expense of key executives	0		(6,459)
Termination benefit [member]
Summary of related parties [line items]
Compensation expense of key executives	R$ 0	R$ 905	R$ 8,794